Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Identifiable Assets Acquired and Liabilities Assumed Based on the Fair Values
The following table represents the preliminary allocation of the total purchase price of Pacific Drilling to the identifiable assets acquired and the liabilities assumed based on the fair values as of the acquisition date
.

Consideration:
Pacific Drilling membership interests outstanding	2,500
Exchange Ratio	6.366	15,915

Pacific Drilling warrants outstanding	441
Exchange Ratio	1.553	685

Noble Ordinary Shares issued		16,600
Fair value of Noble Ordinary Shares on April 15, 2021		$21.55

Total consideration		$357,662

Assets acquired:
Cash and cash equivalents		$54,970
Accounts receivable		17,457
Taxes receivable		1,585
Prepaid expenses and other current assets		14,081

Total current assets		88,093
Property and equipment, net		346,167
Assets held for sale		30,063
Other assets		2,631

Total assets acquired		466,954
Liabilities assumed:
Accounts payable		18,603
Other current liabilities		2,900
Accrued payroll and related costs		16,128
Taxes payable		1,951

Total current liabilities		39,582
Deferred income taxes		798
Other liabilities		4,433

Total liabilities assumed		44,813

Net assets acquired		$422,141
Gain on bargain purchase		64,479

Purchase price consideration		$357,662

Schedule of Revenue and Net Income of Acquiree subsequent to the Closing of Merger
The following table represents Pacific Drilling’s revenue and earnings included in Noble’s consolidated statement of operations subsequent to the closing of the Pacific Drilling Merger.

	Successor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021
Revenue	$35,682	$65,629
Net loss	$(12,533)	$(28,865)

Schedule of Pro Forma Financial Information
The following unaudited pro forma summary presents the results of operations as if the Pacific Drilling Merger had occurred on February 6, 2021. The pro forma summary uses estimates and assumptions based on information available at the time. Management believes the estimates and assumptions to be reasonable; however, actual results may have differed significantly from this pro forma financial information. The pro forma information does not reflect any synergy savings that might have been achieved from combining the operations and is not intended to reflect the actual results that would have occurred had the companies actually been combined during the periods presented.

	Successor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021
Revenue	$250,371	$584,821
Net loss	$(23,665)	$(53,470)
Net loss per share
Basic	$(0.36)	$(0.80)
Diluted	$(0.36)	$(0.80)